Concentration of Credit Risk	12 Months Ended
Dec. 31, 2025
Concentration of Credit Risk [Abstract]
Concentration of credit risk

Note 12 — Concentration of credit risk

Credit risk

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable.

The Company believes that there is no significant credit risk associated with cash and cash equivalents, which were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Hong Kong Deposit Protection Board pays compensation up to a limit of approximately US$64,000 if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2025 and 2024, cash balance of US$7,420,426 and US$2,534,502, respectively, was maintained at financial institutions in Hong Kong. According to the Deposit Insurance Regulation in Hong Kong, US$492,685 was insured and US$6,927,741 was not insured in Hong Kong with the policy of US$102,400 (equivalent to HK$800,000) insured by each banking financial institution.

The Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security from such clients. The Company periodically evaluates the creditworthiness of the existing clients in determining an allowance for expected credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring processes of outstanding balances.

Interest Rate Risk

The Company’s exposure to interest rate risk primarily relates to the interest income generated by excess cash, which is mostly held in interest-bearing bank deposits. The Company has not used any derivative financial instruments to manage its interest risk exposure. Interest-earning instruments carry a degree of interest rate risk. The Company has not been exposed, nor do the Company anticipate being exposed, to material risks due to changes in interest rates. However, the Company’s future interest income may be lower than expected due to changes in market interest rates.

Foreign currency risk

The reporting currency of the Company is U.S. Dollar. To date a large portion of the revenues and expenses are denominated in Hong Kong Dollar and a large portion of the assets and liabilities are denominated in Hong Kong Dollars. There was no significant exposure to foreign exchange rate fluctuations and the Company has not maintained any hedging policy against foreign currency risk. The management will consider hedging significant currency exposure should the need arise.

Inflation Risk

The Company does not believe that inflation has had a material effect on the Company’s business, financial condition or results of operations, other than its impact on the general economy. Nonetheless, if the Company’s operating expenses were to become subject to inflationary pressures, the Company may not be able to fully offset such higher expenses through price increases. The Company’s inability or failure to do so could harm the Company’s business, financial condition and results of operations.

Customer concentration risk

Details of the clients accounting for 10% or more of total operating revenue are as follows:

	For the years ended December 31,
	2025		2024
	US$	%	US$	%
Customer A	—	—	279,943	13
Customer B	721,877	31	499,897	25
Customer C	378,358	16	—	—
Customer D	314,545	14
Total	$1,414,780	61	$779,840	38

Details of the clients which accounted for 10% or more of accounts receivable from the third party and a related party are as follows:

	As of December 31,
	2025		2024
	US$	%	US$	%
Accounts receivable from third party:
Customer E	$—	—	$55,266	100
Customer F	32,411	29	—	—
Accounts receivable from a related party	79,946	71	—	—
Total	$112,357	100	$55,266	100